Investments (Amortized Cost Basis of Loan Modifications made to Borrowers Experiencing Financial Difficulties) (Details) - Commercial mortgage loans - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Term Extension
Financing Receivable, Modified [Line Items]
Amortized cost basis	$ 0	$ 14,546
Amortized cost, percent	0.00%	0.20%
Other Than Insignificant Delay in Payment
Financing Receivable, Modified [Line Items]
Amortized cost basis	$ 0	$ 4,570